Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000005467 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005467 | HSBC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005467 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005467 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005467 | Novartis
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005467 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005467 | Shell
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005467 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005467 | Commonwealth Bank of Australia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005467 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005467 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000005467 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000005467 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000005467 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005467 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005467 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005467 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005467 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005467 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005467 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000224348 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224348 | HSBC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224348 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224348 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224348 | Novartis
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224348 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224348 | Shell
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224348 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224348 | Commonwealth Bank of Australia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224348 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224348 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000224348 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000224348 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000224348 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000224348 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000224348 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000224348 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000224348 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224348 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224348 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.40%